Equity	12 Months Ended
Jun. 30, 2022
Equity
Equity

Note 13 – Equity

Increase of authorized share capital

The Company increased of the share capital of the Company from $1,500,000 consisting of 150,000,000 ordinary shares, par value $0.01 per share, to $3,000,000 consisting of 300,000,000 ordinary shares, par value $0.01 per share on April 27, 2022. The Company amended and restated the Company’s Memorandum and Articles of Association, as amended, to reflect the name change and the increase of authorized share capital and to change the address of the registered office of the Company.

Direct offerings and Private placements

On July 27, 2020, the Company entered into certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell 2,339,000 ordinary shares at a per share purchase price of $1.50. The gross proceeds to the Company from this offering will be approximately $3.5 million. The Company plans to use the proceeds for working capital. The offering was closed on August 20, 2020.

On December 17, 2020, the Company entered into certain securities purchase agreement (the “SPA”) with certain “non-U.S. Persons” as defined in Regulation S of the Securities Act of 1933, as amended pursuant to which the Company agreed to sell 5,580,000 ordinary shares at a per share purchase price of $0.80. The Company received $4,464,000 in gross proceeds from this offering. The Company plans to use the proceeds for working capital and other general corporate purposes. The Company may also use the proceeds to acquire certain business or assets that the Board of Directors may deem appropriate for the growth of the Company. The offering was closed on May 7, 2021.

On November 22, 2021, the Company entered into a certain securities purchase agreement with certain non-affiliated investors pursuant to which the Company agreed to sell 17,175,412 ordinary shares, par value US$0.01 per share, in a registered direct offering and warrants to purchase up to 17,175,412 ordinary shares (the “Warrants”) in a concurrent private placement, for gross proceeds of approximately US$16.5 million. The purchase price for each Share and the corresponding Warrant is US$0.96. The Warrants will be exercisable 60 days from the date of issuance and have an exercise price of US$1.008 per share, which is 105% of the purchase price. The Warrants will expire five years from the date of issuance. Each Warrant is subject to anti-dilution provisions to reflect share dividends and splits or other similar transactions. The offering was closed on November 24, 2021.

The Company entered into a certain securities purchase agreement dated January 28, 2022, as amended on January 30, 2022 (the “Purchase Agreement”) with certain non-affiliated investors pursuant to which the Company agreed to sell 18,124,400 ordinary shares (the “Shares”), par value $0.01 per share, in a registered direct offering, and warrants to purchase up to 18,124,400 ordinary shares (the “Warrants”) in a concurrent private placement, for gross proceeds of $16,130,716 million. The purchase price for each Share and the corresponding Warrant is $0.89. The Warrants will be exercisable 60 days from the date of issuance and have an exercise price of $1.008 per share. The Warrants will expire five years from the date of issuance. Each Warrant is subject to anti-dilution provisions to reflect share dividends and splits or other similar transactions, as described in the Warrants.

The Company entered into an underwriting agreement dated June 3, 2022 (the “Underwriting Agreement”) with Univest Securities, LLC (the “Underwriter”), pursuant to which the Company agreed to sell 9,803,922 ordinary shares (the “Shares”), par value US$0.01 per share, on a firm commitment basis, for gross proceeds of approximately $5 million (the “Offering”). The purchase price for each Share is US$0.51. The Company has granted the Underwriter a 45-day option to purchase an additional 1,470,588 ordinary shares, representing up to 15% of the number of the shares sold in the Offering, solely to cover over-allotments, if any. A full exercise of the over-allotment option would increase the total gross proceeds of the offering to approximately $5.75 million. Pursuant to the Underwriting Agreement, the Company has agreed to grant the Underwriter a discount equal to six and a half percent (6.5%) of the gross proceeds of the Offering. The Company also agreed to reimburse the Underwriter for its out-of-pocket accountable expenses relating to the Offering in an amount not to exceed an aggregate of US$75,000, and to pay to the Underwriter a non-accountable expense allowance equal to one percent (1%) of the gross proceeds of the Offering. Additionally, the Company has agreed to issue to the Underwriter warrants to purchase up to a total of 490,196 ordinary shares (equal to five percent (5%) of the ordinary shares sold in this Offering) (or 563,726 ordinary shares if the Underwriter exercises the overallotment option in full) for an aggregate purchase price of US$100 (the “Underwriter’s Warrants”). Such Underwriter’s Warrants will be exercisable at US$0.51 per share, which is equal to the public offering price for the ordinary shares in this Offering. Such Underwriter’s Warrants will be exercisable six months from the date of issuance and will expire five (5) years from the commencement of sales of this Offering, subject to certain adjustments. On June 29, 2022, the Underwriter exercised the 45-day option to purchase an additional 1,470,588 ordinary shares for a net proceeds of $686,750, which was received by the Company in July 2022 and the amount is recorded in other receivables as of June 30, 2022.

Issuance of ordinary shares for compensation

On July 1, 2020, the Company entered into a three-year employment agreement (the “Employment Agreement”) with Ms. Xia Wang, the CFO of the Company, pursuant to which the Company agreed to issue 200,000 ordinary shares of the Company per annum as Ms. Wang’s compensation during her employment with the Company. On September 24, 2020, pursuant to the Employment Agreement, the Company issued the 200,000 ordinary shares to Ms. Wang for her services as CFO for the fiscal year ended June 30, 2021. The shares were valued at $1.35 per share using the closing price on July 1, 2020 with total consideration of $270,000.

On May 4, 2021, the Company entered into a debt settlement and mutual release agreement with Mr. Xiaohui Wu, the President of the Company. As of the date of the Agreement, the Company was indebted to Mr. Wu accrued but unpaid salary in the amount of $240,000 (the “Debt”). In order to settle the Debt, the Company agreed to issue, and Mr. Wu agreed to accept 300,000 ordinary shares (the “Shares”) of the Company, valued at $0.80 per share. On May 18, 2021, pursuant to the Agreement, the Company issued the Shares to Mr. Wu.

On December 1, 2021, the Company entered into a three-year employment agreement (the “Employment Agreement”) with Ms. Jingjing Han, the Head of HR of the Company, pursuant to which the Company agreed to pay annual salary of $240,000 with an increase of 6% per year. On May 31, 2022, the Company amended the Employment Agreement to add the issuance of 1,422,049 restricted ordinary shares of the Company subject to a vesting schedule during her employment with the Company. During the year ended June 30, 2022, pursuant to the Employment Agreement, the Company issued 474,016 vested ordinary shares to Ms. Han for her services as Head of HR. The shares were valued at $0.855 per share using the closing price on May 31, 2022 with a total consideration of $405,284.

On December 6, 2021, the Company entered into a three-year employment agreement (the “Employment Agreement”) with Mr. Jiaming Li, the president of the Company, pursuant to which the Company agreed to pay annual salary of $240,000 with an increase of 6% per year. On May 31, 2022, the Company amended the Employment Agreement to add the issuance of 1,422,049 restricted ordinary shares of the Company subject to a vesting schedule during his employment with the Company. During the year ended June 30, 2022, pursuant to the Employment Agreement, the Company issued 474,016 vested ordinary shares to Mr. Li for his services as the president. The shares were valued at $0.855 per share using the closing price on May 31, 2022 with a total consideration of $405,284.

On April 27, 2022, the Company entered into a three-year employment agreement (the “Employment Agreement”) with Mr. Lucas Wang, the CEO of the Company, pursuant to which the Company agreed to pay annual salary of $240,000 with an increase of 6% per year and issue 1,896,066 restricted ordinary shares of the Company subject to a vesting schedule during his employment with the Company. During the year ended June 30, 2022, pursuant to the Employment Agreement, the Company issued 632,022 vested ordinary shares to Mr. Wang for his services as CEO. The shares were valued at $0.855 per share using the closing price on May 31, 2022 with a total consideration of $540,379.

Issuance of ordinary shares for services

On January 27, 2022, the Company entered into a consulting agreement with Great Union Investment Limited (the “Consultant”), pursuant to which the Company agreed to engage the Consultant to assist in the Company’s business expansion in Singapore, and to issue 250,000 ordinary shares of the Company, valued at $1.00 per share (the “Shares”), as compensation. The Shares were issued on February 14, 2022 in reliance upon the exemption from securities registration afforded by the provisions of Regulation S as promulgated by the U.S. Securities and Exchange Commission under the Securities Act, and the Company recorded $250,000 stock compensation expense during the year ended June 30, 2022.

Conversion of debenture and debts

During the year ended June 30, 2021, the Debenture holder converted principal and interest value of $4,900,000 and $166,288, respectively, into a total of 5,066,288 of the Company’s ordinary shares at weighted average conversion price of $0.99.

The $500,000 short-term third-party loan due to Xiaolin Cao was settled and converted into 500,000 shares of the Company’s ordinary shares at a conversion price of $0.83, resulting in $80,000 gain on debt settlement. During the year ended June 30, 2021, the $127,000 outstanding legal fees due to Ortoli Rosenstadt LLP was settled and converted into 127,000 shares of the Company’s ordinary shares at a conversion price of $0.76, resulting in $31,115 gain on debt settlement. During the year ended June 30, 2021, the $240,000 accrued expenses due to Xiaohui Wu was settled and converted into 300,000 shares of the Company’s ordinary shares at a conversion price of $0.74, resulting in $14,100 gain on debt settlement.

During the year ended June 30, 2022, the Debenture holder converted principal and interest value of $1,300,000 and $109,945, respectively, into a total of 1,409,945 of the Company’s ordinary shares at weighted average conversion price of $0.66.

Stock options

In August 2019, the Company issued a total of 95,000 options to two directors of the Company and vested in four equal installments on a quarterly basis with an exercise price of $5.00 for three years from date of issuance after the Company’s listing on the Nasdaq Stock Market on August 15, 2019. The Company used the Black Scholes model to value the options at the time they were issued, based on the stated exercise prices of $5.0, market price of $4.6, volatility of 118%, risk-free rate of 1.44% and dividend yield of 0%. Because the Company does not have a history of employee stock options, the estimated life is based on one half of the sum of the vesting period and the contractual life of the option. This is the same as assuming that the options are exercised at the mid-point between the vesting date and expiration date.  The Company’s ordinary share did not have a history of trading history to determine its own volatility. As a result, the Company used the volatility of a comparable company with similar size and similar industry as the assumption of its estimated volatility.  Total fair value of these options were estimated to be $243,922 and the compensation expenses are to be recognized on a straight-line basis over the total service period of one year. Total compensation expenses for the years ended June 30, 2022 and 2021 was $21,140 and $30,490, respectively.

The summary of stock option activity is as follows:

			Weighted	Average
			Average	Remaining	Aggregate
	Options	Exercisable	Exercise	Contractual	Intrinsic
	Outstanding	Option	Price	Life	Value
June 30, 2020	95,000	71,250	$5.00	2.12	—
Granted/Acquired	—	—	$—	—	—
Forfeited	—	—	$—	—	—
Exercised	—	—	$—	—	—
June 30, 2021	95,000	71,250	$5.00	1.12	—
Granted/Acquired	—	—	$—	—	—
Forfeited	—	—	$—	—	—
Exercised	—	—	$—	—	—
June 30, 2022	95,000	71,250	$5.00	0.12	—

Warrants

The summary of warrant activity is as follows:

			Weighted	Average
			Average	Remaining
	Warrants	Exercisable	Exercise	Contractual
	Outstanding	Shares	Price	Life
June 30, 2020	86,732	86,732	$4.89	3.88
Granted/Acquired	—	—	$—	—
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2021	86,732	86,732	$4.89	2.86
Granted/Acquired	35,863,538	35,863,538	$1.01	2.86
Forfeited	—	—	$—	—
Exercised	—	—	$—	—
June 30, 2022	35,950,270	35,950,270	$1.01	4.76